Nature of Expense (Tables)	12 Months Ended
Mar. 31, 2022
Expenses by nature [abstract]
Supplemental Information About Expense By Nature [Text Block]
The following table shows supplemental information related to certain “nature of expense” items for the years ended March 31, 2022, 2021 and 2020:

	For the Year Ended March 31,
Employee benefits	2022		2021		2020
Cost of revenues	Rs.	11,594	Rs.	11,529	Rs.	10,643
Selling, general and administrative expenses		22,486		20,052		18,658
Research and development expenses		4,778		4,718		4,501
	Rs.	38,858	Rs.	36,299	Rs.	33,802

	For the Year Ended March 31,
Depreciation	2022		2021		2020
Cost of revenues	Rs.	5,627	Rs.	6,061	Rs.	6,366
Selling, general and administrative expenses		1,476		1,491		1,294
Research and development expenses		1,049		975		980
	Rs.	8,152	Rs.	8,527	Rs.	8,640

	For the Year Ended March 31,
Amortization	2022		2021		2020
Cost of revenues	Rs.	-	Rs.	-	Rs.	175
Selling, general and administrative expenses		3,651		4,171		3,547
Research and development expenses		21		98		110
	Rs.	3,672	Rs.	4,269	Rs.	3,832